Loans and Financing (Tables)	3 Months Ended
Mar. 31, 2026
Loans and Financing [Abstract]
Schedule of Loans and Financing
	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	March 31, 2026	December 31, 2025	March 31, 2026	December 31, 2025
Foreign currency
Working capital - Dollar	3.92%	USD	SOFR	2030	13,083	9,859	1,749	1,832
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2029	1,581	712	65,456	65,478
CRA - Agribusiness Credit Receivable Certificates	5.30%	USD	—	2029	510	510	18,807	18,788
CRA - Agribusiness Credit Receivable Certificates	5.49%	USD	—	2035	582	518	19,963	20,024
Export credit note	4.94%	USD	SOFR	2026	258,006	254,903	—	—
Others	5.77%	Several	Several	Several	1,266	1,026	1,071	1,967

					275,028	267,528	107,046	108,089
Local currency
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	552	1,207	105,377	105,257
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,900	7,350	592,187	591,547
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,111	1,438	489,685	489,565
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,250	3,667	985,530	984,999
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,316	15,998	957,754	957,352
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,508	23,356	1,631,467	1,630,496
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	4,239	29,387	1,488,529	1,487,988
Notes 5.95% JBS USA 2035	5.95%	USD	—	2035	26,444	11,404	987,785	987,336
Notes 5.50% JBS Lux 2036	5.50%	USD	—	2036	14,323	33,611	1,231,982	1,231,402
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,344	16,078	888,210	888,144
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	33,261	7,826	1,527,007	1,526,891
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,469	7,975	883,891	883,791
Notes 6.38% JBS USA 2055	6.38%	USD	—	2055	4,648	16,469	731,038	730,804
Notes 6.25% JBS Lux 2056	6.25%	USD	—	2056	6,293	38,194	1,235,326	1,235,094
Notes 6.38% JBS Lux 2066	6.38%	USD	—	2066	47,281	31,167	984,299	984,113
Notes 4.25% PPC 2031	4.25%	USD	—	2031	15,508	6,955	787,563	787,139
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,536	10,320	893,193	892,925
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,254	28,508	911,289	910,910
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,891	4,201	487,973	487,594
Working Capital - Euros	2.25%	EUR	Euribor	2026 - 28	37,709	38,159	15,306	14,343
Working Capital - Pounds	5.65%	GBP	—	2026	5,347	9,557	—	—
CDC - Direct credit to consumers	14.99%	BRL	—	2026	293	907	—	—
Livestock financing	9.00%	BRL	—	2035	396	211	11,496	10,904
Livestock financing - Pre	14.65%	BRL	CDI	2026	124,547	114,282	—	—
Livestock financing	14.65%	BRL	CDI	2026	251	410	—	—
CRA - Agribusiness Receivables Certificates	15.45%	BRL	CDI	2028	350	2,319	54,727	51,912
CRA - Agribusiness Receivables Certificates	7.45%	BRL	IPCA	2029 - 65	34,151	26,262	2,292,482	2,138,931
Rivalea ING Credit Facility	5.20%	AUD	BBSN	—	303	—	68,745	—
PPC Term Loan Revolving Credit Facility	3.50%	USD	—	—	27,169	33,701	—	—
Primo ANZ Credit Facility	5.25%	AUD	BBSN	—	142	—	36,590	—
Others	4.68%	Several	Several	—	46,306	44,638	138,377	139,957
					565,092	565,557	20,417,808	20,149,394

					840,120	833,085	20,524,854	20,257,483

Schedule of Non-Current Portion of the Principal Payment of Loans and Financing

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	March 31, 2026

2027	236,295
2028	116,163
2029	648,528
2030	156,621
2031	1,368,559
Maturities after 2031	17,998,688
20,524,854